UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Prime Cash Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                 PRIME CASH FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017




                               SEMI-ANNUAL REPORT
                                  June 30, 2005

                             STATEMENT OF NET ASSETS
                            June 30, 2005 (unaudited)


Cash and Net Assets - 100.0%..........................             $1,001
                                                                   ======

Shares outstanding (unlimited number of $.01
par value shares authorized)..........................              1,001
                                                                    =====

Net Asset Value Per Share.............................              $1.00
                                                                    =====

----------------------------------------------------------------

                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2005 (unaudited)

                      The Fund had no operations during the
                                    period.

------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS







                                           Six Months Ended         Year Ended
                                               June 30,            December 31,
                                           2005 (unaudited)            2004
                                           ----------------            ----
The Trust had no operations during
the periods shown.

NET ASSETS:

Beginning of period                           $   1,001             $ 1,001
                                              ---------             -------

End of period                                   $ 1,001             $ 1,001
                                                =======             =======




                       See accompanying notes to financial
                                  statements.

                                 PRIME CASH FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period


                                    Six Months
                                      Ended
                                     June 30,                               Year Ended December 31,
                                      2005*
                                    (unaudited)    2004 *      2003 *      2002 *        2001 *        2000 *
                                    -----------    ----        ------      ------        ------        ------


    Net Asset Value,
    Beginning of Period              $1.0000       $1.0000    $1.0000      $1.0000      $1.0000       $1.0000
                                     -------       -------    -------      -------      -------       -------

    Income from
    Investment
    Operations:
    Net Investment Income
                                       ---            ---        ---          ---          ---           ---

      Less Distributions:
    Dividends from Net
    Investment income
                                        --            ---        ---          ---          ---           ---
    Net Asset  Value,
         End of Period               $1.0000       $1.0000    $1.0000      $1.0000      $1.0000       $1.0000
                                     =======       =======    =======      =======      =======       =======

    Total Return                        ---           ---        ---          ---          ---           ---

    Ratios/Supplemental Data
    Net Assets, End of Year (in
    thousands)..................        $1            $ 1        $ 1          $ 1          $ 1           $ 1

    Ratio of Expenses to
    Average Net Assets.......           ---           ---        ---          ---          ---           ---

    Ratio of Net Investment Income
    to Average Net Assets
    ---                                 ---           ---        ---          ---          ---           ---

     * The Fund had no operations during the period.

NOTES TO FINANCIAL STATEMENTS
Note A - Prime Cash Fund (the "Fund") was organized on September 10, 1982 as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund commenced operations on April 12, 1983 as a diversified, open-end investment company. The Fund ceased operations on February 1, 1996 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of it shares, it will continue its existence as a Massachusetts business trust and maintain its registration as an investment company.


Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Fund.

D- Change in Principal Accountants:
KPMG LLP was previously the principal accountants for the Prime Cash Fund (the "Fund"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Fund and Tait, Weller and Baker was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.



Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Analysis of Expenses (unaudited)


As a shareholder of the Fund, you may incur ongoing costs, including management fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended June 31, 2005
                                                                   Expenses
                                        Beginning      Ending     Paid During
                         Actual          Account      Account        the
                     Total Return(1)      Value        Value        Period(2)

PRIME CASH FUND              -          $1,000.00    $1,000.00          -

(1) The Fund did not have any operations during the period.

(2) The Fund did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended June 30, 2005

                                                                     Expenses
                     Hypothetical      Beginning         Ending    Paid During
                      Annualized        Account         Account       the
                     Total Return        Value           Value       Period(1)
Prime Cash Fund          5.00%         $1,000.00       $1,025.00         -

(1) The Fund did not incur any expenses during the period.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PRIME CASH FUND

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Chairman of the Board of Trustees
September 9, 2005

By:  /s/  Diana P. Herrmann
- ---------------------------------
President
September 9, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Lacy B. Herrmann
Chair of the Board of Trustees
September 9, 2005

By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
President
September 9, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 9, 2005



PRIME CASH FUND

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.